CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Vessels, net, related party commissions	$ 3,406,400	$ 138,600
CURRENT LIABILITIES:
Accrued interest to related party	$ 0	$ 405,000
SHAREHOLDERS' EQUITY:
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, authorized (in shares)	1,950,000,000	1,950,000,000
Common shares, shares issued (in shares)	94,610,088	13,121,238
Common shares, shares outstanding (in shares)	94,610,088	13,121,238
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred shares, shares authorized (in shares)	50,000,000	50,000,000
Series A Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares, dividend rate	9.75%	9.75%
Preferred shares, issued (in shares)	0	480,000
Preferred shares, shares outstanding (in shares)	0	480,000
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares, issued (in shares)	12,000	12,000
Preferred shares, shares outstanding (in shares)	12,000	12,000